OPERATING LEASES (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Operating Leases
SCHEDULE OF SUPPLEMENTAL INFORMATION RELATED TO LEASES

Supplemental balance sheet information related to leases as of June 30, 2024 and December 31, 2023 is as follows:

Assets:	June 30, 2024	December 31, 2023
Operating lease - right-of-use assets	$178,000	$3,926,000

Liabilities
Current
Current portion of operating leases	$165,000	$84,000
Operating lease liabilities, net of current portion	$4,136,000	$3,925,000

Supplemental balance sheet information related to leases as of December 31, 2023 and March 31, 2023 is as follows:

	December 31, 2023	March 31, 2023
Assets:
Operating lease - right-of-use assets	$3,926,000	$561,000

Liabilities
Current portion of operating leases	$84,000	$509,000
Operating lease liabilities, net of current portion	$3,925,000	$88,000

SCHEDULE OF LEASE TERM AND DISCOUNT RATE

Supplemental statement of operations information related to operating leases is as follows:

	Three Months Ended	Three Months Ended	Six Months Ended	Six Months Ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Operating lease expense as a component of general and administrative expenses	$203,000	$237,000	$399,000	$483,000

Supplemental cash flow information related to operating leases is as follows:
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow paid for operating leases	$46,000	$252,000	$91,000	$504,000

Lease term and Discount Rate
Weighted average remaining lease term (years)	14.3	13.2
Weighted average discount rate	12.0%	6.5%

Supplemental statement of operations information related to leases for the nine months ended December 31, 2023 and fiscal year ended March 31, 2023 is as follows:

	Nine Months Ended	Fiscal Year Ended
	December 31 2023	March 31, 2023
Operating lease expense as a component of general and administrative expenses	$717,000	$1,058,000

Supplemental cash flow information related to leases for the nine months ended December 31, 2023 and fiscal year ended March 31, 2023 is as follows:
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow paid for operating leases	$858,000	$960,000

Lease term and Discount Rate
Weighted average remaining lease term (months)
Operating leases	15.0	12.4
Weighted average discount rate
Operating leases	12.0%	6.5%

SCHEDULE OF OPERATING LEASE MINIMUM FUTURE PAYMENTS

Minimum future payments under all operating leases as of June 30, 2024, are as follows:

Payments due by period	Amount
2024 (remaining six months)	$271,000
2025	408,000
2026	529,000
2027	585,000
2028	611,000
Thereafter	7,555,000
Total minimum future payments	$9,959,000
Less: Interest	5,658,000
Total operating lease liabilities	$4,301,000
Less: current portion of lease liabilities	165,000
Operating lease liabilities, net of current portion	$4,136,000

Minimum future payments under all operating leases as of December 31, 2023, are as follows:

Payments due by period	Amount
2024	$269,000
2025	355,000
2026	529,000
2027	585,000
2028	610,000
Thereafter	7,555,000
Total minimum future payments	9,903,000
Less: interest	5,894,000
Total operating lease liabilities	$4,009,000
Less: current portion of lease liabilities	84,000
Operating lease liabilities, net of current portion	$3,925,000